Expense Example	Feb. 25, 2026 USD ($)
T. Rowe Price Real Estate Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
T. Rowe Price Real Estate Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	847
T. Rowe Price Real Estate Fund, Inc. - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	$ 1,491